SIGNIFICANT ACCOUNTING POLICIES - Adoption of new standards (Details) - USD ($)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Reconciliation of total operating lease commitments to the lease liabilities recognized
Total lease liabilities recognized under IFRS 16 at January 1, 2019	$ 904,879	$ 1,289,106
IFRS 16
Reconciliation of total operating lease commitments to the lease liabilities recognized
Total operating lease commitments disclosed at December 31, 2018			$ 1,431,188
Operating lease liabilities before discounting		1,431,188
Discounted using incremental borrowing rate		(142,082)
Operating lease liabilities		1,289,106
Total lease liabilities recognized under IFRS 16 at January 1, 2019		$ 1,289,106
Weighted average incremental borrowing rate applied to lease liabilities		10.00%